Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	$ 59,418	$ 32,867	$ 85,494
Taiwan operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	63,347	28,349	69,532
Cayman operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	(4,569)	4,363	16,996
US operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	(842)	(719)	(2,248)
China operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	1,336	825	1,105
Korea operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	124	33	91
Japan operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	$ 22	$ 16	$ 18